OTHER NON-CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-current Assets
The components of other non-current assets are as follows:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Securities - FVTPL	$3,511	$3,416
Derivative assets	76	100
Securities - FVTOCI	20	27
Other marketable securities	29	28
Restricted cash	343	378
Inventory	1,228	1,228
Accounts receivables - non-current	90	9
Other	127	153
Total other non-current assets	$5,424	$5,339